RELATED PARTY TRANSACTIONS - Narrative (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) segment $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Nov. 29, 2021 USD ($)
Disclosure of transactions between related parties [line items]
Expected dividend as percentage, share options granted	6.00%
Capital commitments	$ 0
Number of credit agreements expected to entered into | segment	2
Par value per share (in USD per share) | $ / shares	$ 16.96
Loans and notes receivable	$ 2,000,000	$ 1,000,000
Brookfield Business Partners | Top of range
Disclosure of transactions between related parties [line items]
Contractual capital commitments	1,500,000,000
Brookfield Business Partners L.P.
Disclosure of transactions between related parties [line items]
Capital commitments	$ 1,475,000,000
Brookfield Credit Agreements
Disclosure of transactions between related parties [line items]
Term of credit facility	10 years
Revolving credit facility, face amount	$ 1,000,000,000
Maximum borrowing capacity	1,000,000,000
Amount outstanding	25,000,000	0
Provision of related party guarantee by entity	$ 2,300,000,000
Subsidiary of Brookfield
Disclosure of transactions between related parties [line items]
Base Management Fee, quarterly percentage	0.3125%
Base Management Fee, annual percentage	1.25%
Brookfield Business Partners
Disclosure of transactions between related parties [line items]
Base Management Fee allocated	$ 15,000,000	$ 24,000,000	$ 24,000,000
Capital commitments	$ 2,000,000,000
Weighted average remaining contractual life of outstanding share options	5 days
Par value per share (in USD per share) | $ / shares	$ 25.00
Accounts and other receivable, net	$ 0
Interest costs incurred	0
Accounts payable and other/ Loan payable to Brookfield Business Partners	228,000,000			$ 1,860,000,000
Accounts and other receivables	460,000,000
Brookfield Business Partners | Minimum
Disclosure of transactions between related parties [line items]
Capital commitments	$ 10,000,000